AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 9, 2019 TO THE MAY 1, 2019 TO THE PROSPECTUS FOR EQUI-VEST(R) STRATEGIES (SERIES 900)

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and statement of additional information (together the "Prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

A. FEE TABLE.

Effective as of September 1, 2019, footnote (5) in the "Fee table" in your Prospectus is deleted in its entirety and replaced with the following:

(5)These charges compensate us for mortality and expense risks, and administrative and financial accounting expenses we incur under the contract. A portion of this charge is for providing the death benefit.

B. TEXAS STATE VARIATIONS.

Effective as of September 1, 2019, the "Texas" variation in "Appendix IV: State contract availability and/or variations of certain features and benefits" in the Prospectus and any supplements thereto, is replaced in its entirety with the following:

--------------------------------------------------------------------------------------------------------------
 STATE   FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------------------------
TEXAS    See "Loans" in "Accessing your    All contract types                Taking a loan in excess of the
         money"                                                              Internal Revenue Code limits may
                                                                             result in adverse tax
                                                                             consequences. Please consult
                                                                             your tax adviser before taking a
                                                                             loan that exceeds the Internal
                                                                             Revenue Code limits.

         See "What are your investment     For TSA participants who are      Unavailable variable investment
         options under the contract" in    employees of Texas public higher  options: The variable investment
         "Contract features and benefits"  education and participate in the  options that invest in
                                           Texas Optional Retirement         portfolios of the unaffiliated
                                           Program (ORP)                     trusts are not available.

         See "Personal Income Benefit" in  For TSA participants who are      The Personal Income Benefit
         "Contract features and benefits"  employees of Texas public higher  feature is not available.
                                           education and participate in the
                                           Texas Optional Retirement
                                           Program (ORP)

         See "Withdrawing your account     For TSA participants who are      For participants in a Texas
         value" in "Accessing your money"  employees of Texas public higher  Optional Retirement Program education and participate in the  (ORP), Texas law permits
                                           Texas Optional Retirement         withdrawals only after one of
                                           Program (ORP)                     the following distributable
                                                                             events:
                                                                             .   separation from service from
                                                                                 all Texas public higher
                                                                                 education employment; or
                                                                             .   age 70 1/2.
--------------------------------------------------------------------------------------------------------------

         EQUI-VEST(R) is issued by and is a registered service mark of
             AXA Equitable Life Insurance Company (AXA Equitable). Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
               1290 Avenue of the Americas, New York, NY 10104.
   Copyright 2019 AXA Equitable Life Insurance Company. All rights reserved.
                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                (212) 554-1234

         Form No. IM-10-19 (5/19)                     Catalog No. 159971 (5/19)
         EV 900 - TX ORP only (SAR Mail)                                 #42561

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 9, 2019 TO THE MAY 1, 2019 TO THE PROSPECTUS FOR EQUI-VEST(R) STRATEGIES (SERIES 901)

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and statement of additional information (together the "Prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

A. FEE TABLE.

Effective as of September 1, 2019, footnote (7) in the "Fee table" in your Prospectus is deleted in its entirety and replaced with the following:

(7)These charges compensate us for mortality and expense risks, and administrative and financial accounting expenses we incur under the contract. A portion of this charge is for providing the death benefit.

B. TEXAS STATE VARIATIONS.

Effective as of September 1, 2019, the "Texas" variation in "Appendix III:
State contract availability and/or variations of certain features and benefits" in the Prospectus and any supplements thereto, is replaced in its entirety with the following:

--------------------------------------------------------------------------------------------------------------
 STATE   FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------------------------
TEXAS    See "How you can contribute to    TSA 403(b) Contracts              The $2,500,000 limitation on the
         your certificate " in "Contract                                     sum of all contributions under
         features and benefits"                                              all AXA Equitable annuity
                                                                             accumulating contracts with the
                                                                             same owner or annuitant does not
                                                                             apply.

         See "What are your investment     For TSA participants who are      Unavailable variable investment
         options under the contract" in    employees of Texas public higher  options: The variable investment
         "Contract features and benefits"  education and participate in the  options that invest in
                                           Texas Optional Retirement         portfolios of the unaffiliated
                                           Program (ORP)                     trusts are not available.

         See "Personal Income Benefit" in  For TSA participants who are      The Personal Income Benefit
         "Contract features and benefits"  employees of Texas public higher  feature is not available.
                                           education and participate in the
                                           Texas Optional Retirement
                                           Program (ORP)

         See "Withdrawing your account     For TSA participants who are      For participants in a Texas
         value" in "Accessing your money"  employees of Texas public higher  Optional Retirement Program education and participate in the  (ORP), Texas law permits
                                           Texas Optional Retirement         withdrawals only after one of
                                           Program (ORP)                     the following distributable
                                                                             events:
                                                                             .   separation from service from
                                                                                 all Texas public higher
                                                                                 education employment; or
                                                                             .   age 70 1/2.

         See "Annual Administrative        All contract types                To make a withdrawal, your
         charge" in the "Charges under                                       employer must approve the
         the contracts" section under                                        request. If a distributable
         "Charges and expenses"                                              event occurs prior to your being
                                                                             vested, any amounts provided by
                                                                             an employer's first-year
                                                                             matching contribution will be
                                                                             refunded to the employer. Loans
                                                                             and hardship withdrawals are not
                                                                             available.

                                                                             The annual administrative charge
                                                                             will never be greater than
                                                                             $50.00 and will not be deducted
                                                                             from amounts allocated to the
                                                                             guaranteed interest option.
--------------------------------------------------------------------------------------------------------------

                   Form No. IM-11-19 (5/19)           Catalog No. 159972 (5/19)
                   EV 901 - TX ORP only (SAR
                   Mail)                                                 #45416

------------------------------------------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
------------------------------------------------------------------------------------------------------------------
TEXAS        See "Loans" in "Accessing your    All contract types                Taking a loan in excess of the
(CONTINUED)  money"                                                              Internal Revenue Code limits may
                                                                                 result in adverse tax
                                                                                 consequences. Please consult
                                                                                 your tax adviser before taking a
                                                                                 loan that exceeds the Internal
                                                                                 Revenue Code limits.
------------------------------------------------------------------------------------------------------------------

         EQUI-VEST(R) is issued by and is a registered service mark of
             AXA Equitable Life Insurance Company (AXA Equitable). Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
               1290 Avenue of the Americas, New York, NY 10104.
   Copyright 2019 AXA Equitable Life Insurance Company. All rights reserved.
                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                (212) 554-1234

                                      2